INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,541,000	$ 2,939,000
Marketable securities	567,000	0
Receivables, prepayments and other assets	1,169,000	1,231,000
Other current financial assets	23,000	23,000
Inventories	1,342,000	1,121,000
Total current assets	5,619,000	5,291,000
Noncurrent assets:
Property, plant and equipment, net	10,218,000	8,713,000
Goodwill and intangible assets, net	298,000	377,000
Marketable securities	365,000	0
Other noncurrent financial assets	113,000	40,000
Deferred tax assets	302,000	353,000
Receivables, prepayments and other assets	293,000	254,000
Total noncurrent assets	11,589,000	9,737,000
Total assets	17,208,000	15,028,000
Current liabilities:
Trade payables and other current liabilities	3,375,000	2,586,000
Provisions	115,000	116,000
Current portion of deferred income from government grants	27,000	29,000
Current portion of lease obligations	111,000	135,000
Current portion of long-term debt	244,000	297,000
Total current liabilities	3,872,000	3,163,000
Noncurrent liabilities
Noncurrent portion of deferred income from government grants	241,000	147,000
Provisions	230,000	233,000
Noncurrent portion of lease obligations	274,000	291,000
Noncurrent portion of long-term debt	1,972,000	1,716,000
Other noncurrent liabilities	1,538,000	1,445,000
Total noncurrent liabilities	4,255,000	3,832,000
Total liabilities	8,127,000	6,995,000
Equity:
Share capital	11,000	11,000
Additional paid-in capital	23,766,000	23,487,000
Accumulated deficit	(14,689,000)	(15,469,000)
Accumulated other comprehensive loss	(48,000)	(54,000)
Equity attributable to the shareholders of GLOBALFOUNDRIES INC.	9,040,000	7,975,000
Non-controlling interest	41,000	58,000
Total equity	9,081,000	8,033,000
Total liabilities and equity	$ 17,208,000	$ 15,028,000